Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have adopted an Equity Award Grant Policy that sets forth the process for us to follow when we grant equity awards to our directors, executive officers and employees, including our advisors or consultants, pursuant to any of our equity compensation plans. Pursuant to the policy, all grants of equity awards must be approved in advance by our Board of Directors or the Compensation and Leadership Development Committee.
Currently, our general practice is to not take material nonpublic information into account when determining the timing and terms of an award and to not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation and Leadership Development Committee realizes, however, that a release of information in close proximity to an equity award could create the appearance of an effort to time the recipient’s equity award to the recipient’s benefit, even if no such benefit was intended and the Compensation and Leadership Development Committee may consider adjusting the planned timing of equity awards to avoid the grant of an equity award in close proximity to the release of material nonpublic information.
Generally, equity awards are granted on the following regularly scheduled basis as set forth in the policy:

•
equity awards to newly appointed
non-employee
directors and newly hired executive officers and other senior level employees are granted on the date of such appointment to our Board of Directors or the date of hire for such executive team members and senior level employees;

•	equity awards to newly hired employees are generally granted on a monthly basis with grants being made on the first business day of the applicable month;

•	annual equity awards for our non-employee directors are granted on the date of our annual general meeting; and

•
annual equity awards to our employees, including our executive officers, are generally granted on the second business day following the filing of the annual report each year and mid-year
promotion grants are generally granted on the second business day following the filing of the quarterly report for the second quarter each year.

During fiscal year 2025, we did not grant share options, share appreciation rights or similar instruments with option-like features to our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information.

Award Timing Method	Currently, our general practice is to not take material nonpublic information into account when determining the timing and terms of an award and to not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Currently, our general practice is to not take material nonpublic information into account when determining the timing and terms of an award and to not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation and Leadership Development Committee realizes, however, that a release of information in close proximity to an equity award could create the appearance of an effort to time the recipient’s equity award to the recipient’s benefit, even if no such benefit was intended and the Compensation and Leadership Development Committee may consider adjusting the planned timing of equity awards to avoid the grant of an equity award in close proximity to the release of material nonpublic information.
Generally, equity awards are granted on the following regularly scheduled basis as set forth in the policy:

•
equity awards to newly appointed
non-employee
directors and newly hired executive officers and other senior level employees are granted on the date of such appointment to our Board of Directors or the date of hire for such executive team members and senior level employees;

•	equity awards to newly hired employees are generally granted on a monthly basis with grants being made on the first business day of the applicable month;

•	annual equity awards for our non-employee directors are granted on the date of our annual general meeting; and

•
annual equity awards to our employees, including our executive officers, are generally granted on the second business day following the filing of the annual report each year and mid-year
promotion grants are generally granted on the second business day following the filing of the quarterly report for the second quarter each year.

MNPI Disclosure Timed for Compensation Value	false